Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8 - INTANGIBLE ASSETS, NET

As of June 30, 2024 and 2023, intangible assets, net, consisted of the following:

	As of June 30,
	2024	2023
Self-developed communications platform	$2,371,072	$2,376,271
Distribution channel	894,430	896,391
Technology	1,210,920	1,213,576
Backlog	243,560	244,094
Customer relationship	1,926,464	1,930,688
Apipost data	976,993	979,135
Other	5,172	5,182
	7,628,611	7,645,337
Less: Accumulated amortization	(1,980,137)	(677,312)
Intangible assets, net	$5,648,474	$6,968,025

For the years ended June 30, 2024, 2023 and 2022, amortization expenses were $813,622, $666,971 and $37,178, respectively.

Estimated future amortization expense related to intangible assets held as of June 30, 2024 is as follows:

For the Year Ended June 30,	Amortization
2025	$1,187,594
2026	1,128,283
2027	1,036,496
2028	668,385
2029	254,314
Thereafter	396,409
Total	$4,671,481